Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [line items]
Sales of goods and services	$ 18,437	$ 13,384	$ 9,556
Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	6,673	4,898	3,439
Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	446	616	388
Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	266	255	410
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	378	382	391
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	4,694	2,693	1,671
Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	2,697	1,917	1,303
Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	722	671	330
Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	901	576	575
Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	688	570	367
Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	177	149	94
Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	795	657	588
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	51	49	33
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	51	49	33
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	15,898	11,145	7,746
Downstream [member] | Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	6,673	4,898	3,439
Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	13	131	197
Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	3,890	2,104	1,256
Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	2,697	1,917	1,303
Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	722	671	330
Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	901	576	575
Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	688	570	367
Downstream [member] | Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	177	149	94
Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	137	129	185
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	2,104	1,852	1,590
Gas and power [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	433	485	191
Gas and power [member] | Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	266	255	410
Gas and power [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	378	382	391
Gas and power [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	804	589	415
Gas and power [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	223	141	183
Central Administration and Others [member]
Disclosure of revenue [line items]
Sales of goods and services	384	338	187
Central Administration and Others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 384	$ 338	$ 187